RELATED PARTIES - Directors and Key Management Personnel (Details)	12 Months Ended
	Dec. 31, 2022 ZAR (R) shares oz	Dec. 31, 2021 ZAR (R) shares	Dec. 31, 2020 ZAR (R) shares	Dec. 31, 2015 ZAR (R)
Share Sign On Incentive
Disclosure of transactions between related parties [line items]
Duration of business day volume to calculate weighted average per share price	5 days
Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	2,692,383	2,289,762	1,599,360
Granted (in shares)	793,955	1,185,348	1,176,532
Vested, deemed settled (in shares)	839,033	459,913	330,555
Forfeited/ Lapsed (in shares)	163,697	322,814	155,575
Awards outstanding at end of year (in shares)	2,483,608	2,692,383	2,289,762
Fair value of granted awards | R	R 335.04	R 308.97	R 325.97
Long Term Incentive Plan (LTIP)
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	109,229	111,562	229,639
Vested, deemed settled (in shares)	46,521	2,333	118,077
Awards outstanding at end of year (in shares)		109,229	111,562
Fair value of granted awards | R				R 129.94
Duration of business day volume to calculate weighted average per share price	5 days
Directors and Key Management Personnel | Share Sign On Incentive
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	111,906,000
Granted (in shares)	91,237,000
Vested, deemed settled (in shares)	71,146,000
Awards outstanding at end of year (in shares)	131,997,000	111,906,000
Fair value of granted awards | R	R 28,023,000
Fair value of vested/matched awards | R	23,620,000
Fair value of unvested awards | R	R 43,457,000
Directors and Key Management Personnel | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	2,103,689,000
Granted (in shares)	793,955,000
Vested, deemed settled (in shares)	943,550,000
Forfeited/ Lapsed (in shares)	163,697,000
Awards outstanding at end of year (in shares)	1,790,397,000	2,103,689,000
Fair value of granted awards | R	R 266,007,000
Fair value of vested/matched awards | R	286,144,000
Fair value of unvested awards | R	R 589,452,000
Executive Directors | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	183,487,000
Granted (in shares)	100,043,000
Vested, deemed settled (in shares)	46,383,000
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	237,147,000	183,487,000
Fair value of granted awards | R	R 33,518,000
Fair value of vested/matched awards | R	15,840,000
Fair value of unvested awards | R	R 78,076,000
A Calderon | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	41,601,000
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	41,601,000	0
Fair value of granted awards | R	R 13,938,000
Fair value of vested/matched awards | R	0
Fair value of unvested awards | R	R 13,696,000
KC Ramon | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	183,487,000
Granted (in shares)	58,442,000
Vested, deemed settled (in shares)	46,383,000
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	195,546,000	183,487,000
Fair value of granted awards | R	R 19,580,000
Fair value of vested/matched awards | R	15,840,000
Fair value of unvested awards | R	R 64,380,000
Total prescribed officers | Share Sign On Incentive
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	107,353,000
Granted (in shares)	91,237,000
Vested, deemed settled (in shares)	68,646,000
Awards outstanding at end of year (in shares)	129,944,000	107,353,000
Fair value of granted awards | R	R 28,023,000
Fair value of vested/matched awards | R	22,989,000
Fair value of unvested awards | R	R 42,781,000
Total prescribed officers | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	339,189,000
Granted (in shares)	138,135,000
Vested, deemed settled (in shares)	109,062,000
Forfeited/ Lapsed (in shares)	13,598,000
Awards outstanding at end of year (in shares)	354,664,000	339,189,000
Fair value of granted awards | R	R 46,281,000
Fair value of vested/matched awards | R	36,107,000
Fair value of unvested awards | R	R 116,766,000
SD Bailey | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	90,037,000
Granted (in shares)	33,127,000
Vested, deemed settled (in shares)	24,712,000
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	98,452,000	90,037,000
Fair value of granted awards | R	R 11,099,000
Fair value of vested/matched awards | R	8,477,000
Fair value of unvested awards | R	R 32,413,000
VA Chamberlain | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	27,159,000
Granted (in shares)	12,986,000
Vested, deemed settled (in shares)	26,547,000
Forfeited/ Lapsed (in shares)	13,598,000
Awards outstanding at end of year (in shares)	0	27,159,000
Fair value of granted awards | R	R 4,351,000
Fair value of vested/matched awards | R	7,761,000
Fair value of unvested awards | R	R 0
L Eybers | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	162,348,000
Granted (in shares)	43,252,000
Vested, deemed settled (in shares)	40,818,000
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	164,782,000	162,348,000
Fair value of granted awards | R	R 14,491,000
Fair value of vested/matched awards | R	13,953,000
Fair value of unvested awards | R	R 54,251,000
MC Godoy | Share Sign On Incentive
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	107,353,000
Granted (in shares)	0
Vested, deemed settled (in shares)	48,309,000
Awards outstanding at end of year (in shares)	59,044,000	107,353,000
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	18,120,000
Fair value of unvested awards | R	R 19,439,000
MC Godoy | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	10,180,000
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	10,180,000	0
Fair value of granted awards | R	R 3,411,000
Fair value of vested/matched awards | R	0
Fair value of unvested awards | R	R 3,352,000
I Kramer | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	17,824,000
Granted (in shares)	9,776,000
Vested, deemed settled (in shares)	6,942,000
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	20,658,000	17,824,000
Fair value of granted awards | R	R 3,275,000
Fair value of vested/matched awards | R	2,401,000
Fair value of unvested awards | R	R 6,801,000
L Marwick | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	41,821,000
Granted (in shares)	28,814,000
Vested, deemed settled (in shares)	10,043,000
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	60,592,000	41,821,000
Fair value of granted awards | R	R 9,654,000
Fair value of vested/matched awards | R	3,515,000
Fair value of unvested awards | R	R 19,949,000
Other management | Share Sign On Incentive
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	4,553,000
Granted (in shares)	0
Vested, deemed settled (in shares)	2,500,000
Awards outstanding at end of year (in shares)	2,053,000	4,553,000
Fair value of granted awards | R	R 0
Fair value of vested/matched awards | R	631,000
Fair value of unvested awards | R	R 676,000
Other management | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	1,581,013,000
Granted (in shares)	555,777,000
Vested, deemed settled (in shares)	788,105,000
Forfeited/ Lapsed (in shares)	150,099,000
Awards outstanding at end of year (in shares)	1,198,586,000	1,581,013,000
Fair value of granted awards | R	R 186,208,000
Fair value of vested/matched awards | R	234,197,000
Fair value of unvested awards | R	R 394,610,000
L Ali | Share Sign On Incentive
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares) | oz	44,233,000
Vested, deemed settled (in shares)	20,337,000
Awards outstanding at end of year (in shares)	23,896,000	0
Fair value of granted awards | R	R 13,586,000
Fair value of vested/matched awards | R	4,869,000
Fair value of unvested awards | R	R 7,867,000
TJ Briggs | Share Sign On Incentive
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	47,004,000
Vested, deemed settled (in shares)	0
Awards outstanding at end of year (in shares)	47,004,000	0
Fair value of granted awards | R	R 14,437,000
Fair value of vested/matched awards | R	0
Fair value of unvested awards | R	R 15,475,000